SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING SHARE OPTIONS (Details) - Post-consolidation Basis [Member]	9 Months Ended
Sep. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Options outstanding	11,823,044
Options exercisable	11,823,044
Weighted average remaining contractual life (years)	3 years 7 months 6 days
Options Expiring February 24, 2025 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	1,160,000
Options exercisable	1,160,000
Exercise price | $ / shares	$ 0.80
Weighted average remaining contractual life (years)	2 months 26 days
Options Expiring August 19, 2025 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	240,000
Options exercisable	240,000
Exercise price | $ / shares	$ 0.45
Weighted average remaining contractual life (years)	21 days
Options Expiring January 26, 2026 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	4,743,000
Options exercisable	4,743,000
Exercise price | $ / shares	$ 0.39
Weighted average remaining contractual life (years)	1 year 4 months 2 days
Options Expiring February 25, 2026 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	597,000
Options exercisable	597,000
Exercise price | $ / shares	$ 1.60
Weighted average remaining contractual life (years)	2 months 1 day
OptionsExpiring September29, 2026 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	1,343,850
Options exercisable	1,343,850
Exercise price | $ / shares	$ 0.91
Weighted average remaining contractual life (years)	5 months 12 days
Options Expiring October 25, 2026 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	998,794
Options exercisable	998,794
Exercise price | $ / shares	$ 2.00
Weighted average remaining contractual life (years)	4 months 2 days
Options Expiring January 20, 2027 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	2,740,400
Options exercisable	2,740,400
Exercise price | $ / shares	$ 2.62
Weighted average remaining contractual life (years)	1 year